Exhibit 99.6 Schedule 2

Marketing ID	Loan Number	Alt Loan ID	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
834	xxx	xxx	xxx	xxx	09/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines HOA is in Remediation for items regarding safety, soundness or habitability.	Document Uploaded.	11/xx/2025	Documentation is sufficient. Information on HOA provided. Exception resolved. ; HOA Meets Guidelines	12/xx/2025	Qualifying DTI below max allowed. - Calculated DTI of 33.82% is less than Guideline DTI of 55%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834	xxx	xxx	xxx	xxx	09/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 63.22% exceeds Guideline DTI of 55% Is due to REO, xxx, with a monthly payment of $10,033.80 was undisclosed and no evidence supporting exclusion.	Document Uploaded.	11/xx/2025	Documentation is sufficient. REO is owned by an LLC. XX is making payments provided. Exception resolved.; Audited DTI of 33.82% is less than or equal to Guideline DTI of 55%	11/xx/2025	Qualifying DTI below max allowed. - Calculated DTI of 33.82% is less than Guideline DTI of 55%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834	xxx	xxx	xxx	xxx	09/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Property	Property/Appraisal General	Property/Appraisal guideline violation: Field review appraiser commented that the original appraisal report does not mention Remediation and the possible $xxx assessment that is coming for unit owners. Field review appraiser spoke with several listing agents who explained that prices and marketability have decreased since this was put in place. Amenities have been closed and many owners have to move out of their units for approx. 7 weeks while remediation is being completed. Lender is advised to seek further details about how this affects the subject unit as all have different situations. There is no mention within the appraisal report and it could have more of an effect than shown due to the lack of time to research and information on the subject unit. Appraiser on full appraisal to advise/update appraisal regarding Remediation and how it affects subject unit, HOA dues.	Informational	10/xx/2025	Qualifying DTI below max allowed. - Calculated DTI of 33.82% is less than Guideline DTI of 55%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834	xxx	xxx	xxx	xxx	09/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Property	Condo Approval Missing	Condo Approval Missing. Per lender 1008 subject requires a full condo review.	Document Uploaded.	10/xx/2025	Documentation is sufficient. Questionnaire provided. Exception resolved.; Condo Approval is provided.	10/xx/2025	Qualifying DTI below max allowed. - Calculated DTI of 33.82% is less than Guideline DTI of 55%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834	xxx	xxx	xxx	xxx	09/xx/2025	$xxx	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of 33.82% is less than Guideline DTI of 55%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 740	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	xxx	xxx	xxx	xxx	10/xx/2025	$xxx	DC	ATR/QM: Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Compliance	Missing Power of Attorney	Missing Power of Attorney and/or POA Does Not Meet Guideline Requirements - Missing fully executed District of Columbia Statutory Power of Attorney Form.	Document Uploaded.	10/xx/2025	Received full executed District of Columbia Statutory Power of Attorney Form. Exception Resolved.	10/xx/2025		D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	xxx	xxx	xxx	xxx	10/xx/2025	$xxx	DC	ATR/QM: Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Missing the fully executed Prepayment Rider.	Document Uploaded.	10/xx/2025	Documentation is sufficient. Rider provided. Exception resolved.; The Deed of Trust is Present and Complete	10/xx/2025		D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	xxx	xxx	xxx	xxx	10/xx/2025	$xxx	DC	ATR/QM: Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	xxx	xxx	xxx	xxx	10/xx/2025	$xxx	DC	ATR/QM: Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	xxx		xxx	xxx	10/xx/2025	$xxx	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Compliance	Incorrect rescission model used - RTC form model H-8 used for Same Lender or Lender Affiliate Refinance	Incorrect rescission model used - RTC form model H8 (New Creditor) used for Same Lender or Lender Affiliate Refinance Documentation required to clear exception: Incorrect Right to Cancel form was used. Right to cancel form H-8 (New Lender) form was used and should have been H-9 (Same Lender) form. In order to cure, rescission needs to be re-opened with correct form and a PCCD, LOE, and proof of delivery is required.	Document Uploaded.	12/xx/2025	The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in VA the exception can be downgraded to a A/1	12/xx/2025	Qualifying FICO is Greater than the Guideline Minimum	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	xxx		xxx	xxx	10/xx/2025	$xxx	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	xxx		xxx	xxx	10/xx/2025	$xxx	VA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	xxx	xxx	xxx	10/xx/2025	$xxx	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation 10/xx/2025.	Evidence of appraisal delivery provided.; Appraisal delivery receipt received on e-consent doc	11/xx/2025	Borrower has stable job time - Borrower has 7.54 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	xxx	xxx	xxx	10/xx/2025	$xxx	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature	Document Uploaded.	11/xx/2025	Evidence of eConsent is provided.; Received E-consent	11/xx/2025	Borrower has stable job time - Borrower has 7.54 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	xxx	xxx	xxx	10/xx/2025	$xxx	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within 3 business days of application	Document Uploaded.	11/xx/2025	Required Affiliated Business Disclosure Documentation Provided; Received confirmation no affiliates	11/xx/2025	Borrower has stable job time - Borrower has 7.54 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	xxx	xxx	xxx	10/xx/2025	$xxx	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 7.54 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	xxx	xxx	xxx	10/xx/2025	$xxx	MI	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 7.54 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833	xxx	xxx	xxx	11/xx/2025	$xxx	WI	ATR/QM: Exempt	Loan Review Complete	11/xx/2025	Resolved	xxx	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 25.07% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 760

																				Borrower has stable job time - Borrower has 3.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833	xxx	xxx	xxx	11/xx/2025	$xxx	WI	ATR/QM: Exempt	Loan Review Complete	11/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 25.07% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 760

																				Borrower has stable job time - Borrower has 3.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832	xxx	xxx	xxx	11/xx/2025	$xxx	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832	xxx	xxx	xxx	11/xx/2025	$xxx	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832	xxx	xxx	xxx	11/xx/2025	$xxx	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831	xxx	xxx	xxx	10/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($xx) exceed the comparable charges ($xx) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(I) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $xx, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 10% tolerance violation in the amount of $xx is due to increase from $xx to $xx notary fee, $xx to $xx reconveyance $xx to $xx title tax fee and $xx to $xx.

Final Charges That In Total Cannot Increase More Than 10% Total=$xx title insurance $xx, notary $xx, $Reconveyance $xx, settlement $xx, e-filing $xx, tax fee $xx, recording $xx. Comparable Charges That In Total Cannot Increase More Than 10% Total = $xx, title insurance $xx, notary $xx, settlement $xx, e-filing $xx, tax fee $xx. Tolerance variance amount for charges that in total cannot increase more than 10% = $xx	Document Uploaded.	12/xx/2025	Lender confirmed borrower shopped for notary services, cure provided on the PCCD was sufficient; Exception resolved; Lender confirmed borrower shopped for notary services, cure provided on the PCCD was sufficient; Exception resolved	12/xx/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.62% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 38.68% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.62% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 4.61 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831	xxx	xxx	xxx	10/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.62% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 38.68% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.62% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 4.61 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831	xxx	xxx	xxx	10/xx/2025	$xxx	WA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2025	Resolved	xxx	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 740

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.62% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 38.68% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.62% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 4.61 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
836	xxx		xxx	xxx	11/xx/2025	$xxx	TX	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 54.93% exceeds Guideline DTI of 50% DTI is over 50% due to REO rental income/expense being higher ($xx) in credit review than lender figures on 1008/1003 and the income for the xxxg less by $xx. The over 50% DTI criteria doesn't allow for a 40 yr fixed loan term therefore it doesn't qualify to go over 50% Provide further documentation on the use of the REO property expenses as the mortgage do not have escrowed items, therefore those were added in review.	Document Uploaded.	12/xx/2025	After updating income and xxx property with new P&I - DTI falls below allowable 50%. Resolved/ ; Audited DTI of 48.09% is less than or equal to Guideline DTI of 50%; Client provided, "Below are xx figures that they provided this morning and for the xxx entity I had used only $6251.00 whereas the actual useable income is $8637.22 and resulting DTI is 47%. I have uploaded an updated 1008 and attached the 1008 and 1003."	12/xx/2025	Borrower has stable job time - Borrower has 7.06 years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
836	xxx		xxx	xxx	11/xx/2025	$xxx	TX	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. FHLMC UCDP report is in the file but the field was grayed out an unable to input the report’s finding. TPV would not be required as there is a desk review in the file to support value.	Document Uploaded.	12/xx/2025	Third party valuation product provided within tolerance.; FHLMC UCDP provided.	12/xx/2025	Borrower has stable job time - Borrower has 7.06 years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
836	xxx		xxx	xxx	11/xx/2025	$xxx	TX	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing Please provide signed and dated disclosure from borrower.	Document Uploaded.	12/xx/2025	Business Purpose Affidavit/Disclosure Provided; Client provided Business Narrative Form	12/xx/2025	Borrower has stable job time - Borrower has 7.06 years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
836	xxx		xxx	xxx	11/xx/2025	$xxx	TX	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 7.06 years on job.	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	xxx	xxx	xxx	11/xx/2025	$xxx	NJ	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of 13.6% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 694 is greater than Guideline minimum FICO of 640

																				Borrower has stable job time - Borrower has 5.34 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	xxx	xxx	xxx	11/xx/2025	$xxx	NJ	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 13.6% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 694 is greater than Guideline minimum FICO of 640

																				Borrower has stable job time - Borrower has 5.34 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	xxx	xxx	xxx	11/xx/2025	$xxx	NJ	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 13.6% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 694 is greater than Guideline minimum FICO of 640

																				Borrower has stable job time - Borrower has 5.34 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
846	xxx		xxx	xxx	11/xx/2025	$xxx	WI	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 52.38% exceeds Guideline DTI of 50% A review of the Closing Disclosure for the Primary Residence, issued on 03/xx/2025 and the mortgage statement dated 10/xx/2025, confirms that property taxes and homeowner’s insurance were not escrowed. Transmittal Summary further indicates that escrows for the Primary Residence were not included in qualifying. Audit determined that the Debt‑to‑Income (DTI) ratio exceeded the guideline threshold of 50%, thereby rendering the loan non‑compliant with established underwriting requirements.	Document Uploaded. Please see Rebuttal	12/xx/2025	Audited DTI of 52.38% is less than or equal to Guideline DTI of 55%; Client provided guides reflecting requirements met to allow for DTI up to 55%. Pending review.	12/xx/2025	Borrower has stable job time - Borrower has 6.9 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
846	xxx		xxx	xxx	11/xx/2025	$xxx	WI	ATR/QM: Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 6.9 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845	xxx		xxx	xxx	12/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/xx/2025	Resolved	xxx	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 10.27 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845	xxx		xxx	xxx	12/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/xx/2025	Resolved	xxx	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 10.27 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
845	xxx		xxx	xxx	12/xx/2025	$xxx	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/xx/2025	Resolved	xxx	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 10.27 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	xxx		xxx	xxx	10/xx/2025	$xxx	TX	ATR/QM Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Credit	Title Insurance Coverage - Inadequate Coverage	$xx title insurance coverage < $xxminimum coverage required	20251106: Title uploaded	11/xx/2025	XX: Received Title	11/xx/2025		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
838	xxx		xxx	xxx	10/xx/2025	$xxx	CT	ATR/QM Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Credit	Mortgage Payment History Missing or Defective	Missing VOM for subject property and primary residence	20251202: Subject property VOM uploaded	12/xx/2025	XX: VOM received	12/xx/2025		D	A	C	A	C	A	D	A	N/A	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
838	xxx		xxx	xxx	10/xx/2025	$xxx	CT	ATR/QM Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Property	Flood Cert or Evidence not in a Flood Zone Missing	Missing flood certificate for subject property: xxx	20251103: Flood Cert	11/xx/2025	XX: Received Flood Cert	11/xx/2025		D	A	D	A	C	A	D	A	N/A	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	D	C	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
830	xxx		xxx	xxx	10/xx/2025	$xxx	CT	ATR/QM Exempt	Loan Review Complete	11/xx/2025	Resolved	xxx	Credit	Deed Missing or Defective	Missing Conveyance Deed from xxx to xxx	20251113: Deed	11/xx/2025	XX: Received Deed	11/xx/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
829	xxx		xxx	xxx	12/xx/2025	$xxx	FL	ATR/QM Exempt	Loan Review Complete	12/xx/2025	Resolved	xxx	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
844	xxx		xxx	xxx	10/xx/2025	$xxx	MI	ATR/QM Exempt	Loan Review Complete	10/xx/2025	Resolved	xxx	Credit	Mortgage Payment History Missing or Defective	Missing VOR/VOM for subject property xxx	20251112: Free and clear on title	11/xx/2025	XX: Received free and clear on title	11/xx/2025		D	B	D	A	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
844	xxx		xxx	xxx	10/xx/2025	$xxx	MI	ATR/QM Exempt	Loan Review Complete	10/xx/2025	Acknowledged	xxx	Credit	Excessive LTV Ratio	70% LTV > 65% limit for cash-out refinance transaction with $xx Loan Amount	20251028: Exception approval in file	10/xx/2025	XX: Exception approval in file	10/xx/2025	3 months reserves greater that program requirement, FICO above the minimum by 20 points or higher, DSCR > 1.15	D	B	C	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A